Segment Information Segment Information - Revenue by Geographic Area, Based on Where Guests are Sourced (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 15,714	$ 15,884	$ 15,456
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	8,015	7,762	7,738
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5,133	5,676	5,426
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	2,256	2,097	1,772
Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 310	$ 349	$ 520